Schedule of Related Party Transactions (Details) (USD $)	12 Months Ended
Nov. 30, 2013
Related Parties Schedule Of Related Party Transactions 1	$ 140,037
Related Parties Schedule Of Related Party Transactions 2	22,679
Related Parties Schedule Of Related Party Transactions 3	40,648
Related Parties Schedule Of Related Party Transactions 4	$ 27,344